UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (61.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (16.1%)

Government National Mortgage Association 3.31%, 5/15/30(i)	$156,183	$164,314

Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 7/20/41 to 6/20/48	20,852,659	21,946,921
4.70%, with due dates from 6/20/65 to 8/20/67	1,184,822	1,259,375
4.673%, 5/20/65	261,854	275,877
4.668%, 9/20/65	286,044	301,343
4.647%, 6/20/65	140,673	148,158
4.629%, 6/20/67	893,877	946,392
4.621%, 6/20/65	40,202	42,191
4.569%, 5/20/65	48,605	51,216
4.529%, 8/20/65	72,648	76,113
4.507%, 3/20/67	1,056,744	1,110,902
4.50%, TBA, 8/1/48	31,000,000	32,186,717
4.50%, with due dates from 5/20/44 to 6/20/65	7,648,950	8,032,323
4.499%, 5/20/65	1,027,890	1,076,104
4.473%, 5/20/65	73,474	76,757
4.403%, 6/20/65	25,459	26,678
4.32%, 5/20/67	324,221	338,406
4.00%, TBA, 8/1/48	37,000,000	37,823,827
4.00%, with due dates from 9/20/40 to 3/20/46	9,189,631	9,442,423
3.50%, TBA, 9/1/48	43,000,000	42,973,125
3.50%, TBA, 8/1/48	43,000,000	43,020,158
3.50%, with due dates from 11/15/42 to 1/20/48	37,151,841	37,272,674
3.00%, TBA, 8/1/48	5,000,000	4,874,610
3.00%, with due dates from 3/20/43 to 10/20/46	2,284,613	2,231,530

		245,698,134
U.S. Government Agency Mortgage Obligations (45.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41	509,688	543,773
4.50%, with due dates from 7/1/44 to 3/1/45	1,466,982	1,532,336
4.00%, with due dates from 12/1/44 to 9/1/45	10,630,561	10,847,559
3.50%, with due dates from 4/1/42 to 11/1/47	18,566,077	18,451,320
3.00%, 10/1/46	3,446,552	3,329,154
3.00%, 3/1/43(i)	766,459	831,678
2.50%, 4/1/43	736,222	690,036

Federal National Mortgage Association Pass-Through Certificates
6.03%, 11/1/42(i)	120,362	131,331
6.00%, TBA, 8/1/48	2,000,000	2,169,688
6.00%, with due dates from 2/1/36 to 5/1/41	3,703,350	4,076,129
5.50%, with due dates from 1/1/33 to 2/1/35	623,631	676,699
5.00%, with due dates from 3/1/40 to 1/1/44	1,938,833	2,073,459
4.50%, TBA, 8/1/48	15,000,000	15,558,984
4.50%, with due dates from 7/1/44 to 10/1/46	7,167,574	7,476,979
4.00%, TBA, 8/1/48	39,000,000	39,615,467
4.00%, with due dates from 8/1/44 to 9/1/47	12,830,948	13,099,819
3.50%, 7/1/56(i)	388,760	384,035
3.50%, TBA, 9/1/48	240,000,000	237,534,384
3.50%, TBA, 8/1/48	240,000,000	237,806,256
3.50%, with due dates from 6/1/31 to 9/1/57	44,152,136	43,823,577
3.11%, 10/1/20(i)	447,188	476,446
3.00%, with due dates from 9/1/42 to 3/1/47	19,386,255	18,770,092
2.50%, TBA, 8/1/48	37,000,000	34,493,827

		694,393,028

Total U.S. government and agency mortgage obligations (cost $947,622,052)		$940,091,162

MORTGAGE-BACKED SECURITIES (42.1%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (17.3%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.764%, 10/25/27 (Bermuda)	$3,358,617	$3,360,717

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.457%, 4/15/37	639,751	854,626
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.824%, 5/15/35	86,605	111,530
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.439%, 12/15/36	196,517	243,177
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.645%, 3/15/35	543,607	659,105
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.651%, 6/15/34	335,825	367,949
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.814%, 10/25/24	672,700	746,791
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.714%, 10/25/28	5,830,000	6,714,421
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.214%, 1/25/25	7,026,905	7,550,953
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.664%, 12/25/27	2,240,977	2,286,491
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	4,919,558	869,675
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,119,333	497,323
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,166,522	295,563
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	799,676	43,595
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.264%, 10/25/28	704,677	712,053
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.264%, 3/25/25	236,755	237,622
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	14,510,043	3,174,072
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	11,182,491	2,248,687
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.928%, 5/15/41	1,282,695	1,180,147
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	10,143,351	1,779,144
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	15,220,019	1,128,473
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,882,732	656,807
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	14,240,399	1,398,977
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	16,198,083	1,620,294
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	8,894,766	874,356
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,249,644	464,011
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	14,860,024	1,298,451
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	6,789,769	628,708
Ser. 4004, IO, 3.00%, 3/15/26	7,005,243	351,012
Ser. 315, PO, zero %, 9/15/43	13,851,204	10,825,615
Ser. 3835, Class FO, PO, zero %, 4/15/41	4,290,301	3,521,057
Ser. 3369, Class BO, PO, zero %, 9/15/37	10,702	8,622
Ser. 3391, PO, zero %, 4/15/37	98,307	80,645
Ser. 3300, PO, zero %, 2/15/37	137,177	114,886
Ser. 3206, Class EO, PO, zero %, 8/15/36	6,663	5,667
Ser. 3175, Class MO, PO, zero %, 6/15/36	23,882	19,402
Ser. 3210, PO, zero %, 5/15/36	21,583	19,345
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	10,930	7,703
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	14,225	10,592

Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.864%, 3/25/25	500,000	535,700

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.518%, 7/25/36	319,579	498,522
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.00%, 3/25/36	319,335	452,344
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.877%, 11/25/35	491,405	594,912
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.059%, 8/25/35	150,987	175,104
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.725%, 12/25/35	356,606	463,628
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.029%, 11/25/34	59,772	66,848
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.773%, 5/25/40	609,425	654,596
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.064%, 9/25/28	12,770,000	15,075,141
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.964%, 11/25/24	6,010,609	6,868,603
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.064%, 5/25/25	1,277,441	1,379,931
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.964%, 7/25/24	2,819,113	3,009,403
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.664%, 5/25/24	845,000	897,527
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 4.064%, 10/25/28	1,878,742	1,902,748
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	6,762,182	1,241,198
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	12,461,644	2,608,421
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	11,654,075	2,210,294
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	7,717,047	1,220,072
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	7,159,553	1,159,180
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	14,187,085	2,463,114
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	5,009,353	760,664
Ser. 14-10, IO, 3.50%, 8/25/42	7,162,463	1,238,080
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	9,255,873	999,601
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	11,552,099	1,143,678
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	9,426,905	773,591
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,631,403	543,027
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,652,140	732,035
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	9,713,805	993,946
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,513,531	347,416
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	7,418,189	602,950
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	12,639,835	935,626
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	10,246,313	801,866
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	3,524,136	209,475
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	4,464,048	259,236
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	14,160,596	1,456,488
FRB Ser. 01-50, Class B1, IO, 0.387%, 10/25/41(WAC)	359,667	4,271
FRB Ser. 05-W4, Class 1A, IO, 0.06%, 8/25/45(WAC)	102,939	64
Ser. 03-34, Class P1, PO, zero %, 4/25/43	138,884	115,274
Ser. 07-64, Class LO, PO, zero %, 7/25/37	19,626	17,293
Ser. 07-14, Class KO, PO, zero %, 3/25/37	114,453	91,859
Ser. 06-125, Class OX, PO, zero %, 1/25/37	13,405	10,858
Ser. 06-84, Class OT, PO, zero %, 9/25/36	10,926	8,876
Ser. 06-46, Class OC, PO, zero %, 6/25/36	8,357	6,676
FRB Ser. 02-W6, Class 1A, IO, zero %, 6/25/42(WAC)	537,550	88

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	11,510,467	2,278,267
Ser. 14-76, IO, 5.00%, 5/20/44	5,944,590	1,412,777
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,797,333	614,029
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	131,390	10,627
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	636,012	56,550
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,877,237	422,325
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	16,520,328	3,744,811
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,717,021	1,776,690
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	4,779,584	798,334
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	11,019,645	1,810,436
Ser. 12-129, IO, 4.50%, 11/16/42	5,871,598	1,374,306
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,872,274	628,798
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,975,411	617,960
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	1,898,176	193,823
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	16,382,992	1,665,823
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	8,345,328	891,949
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.064%, 9/20/43	2,215,321	319,671
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	17,016,430	3,404,647
Ser. 15-94, IO, 4.00%, 7/20/45	714,283	160,579
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	3,359,074	513,894
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	16,667,617	3,712,945
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	5,475,694	1,038,356
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	8,230,020	1,311,717
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	10,997,597	1,921,211
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	13,322,223	3,075,157
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	6,032,002	1,200,186
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	13,396,346	2,334,019
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	4,081,820	412,360
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	7,732,631	861,468
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	7,950,996	417,621
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	9,411,645	772,975
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	14,692,089	1,824,346
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	7,999,807	1,524,043
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	13,964,590	2,199,423
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	9,148,272	1,728,667
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	7,126,528	1,374,814
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	9,719,265	1,440,055
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	4,018,359	606,692
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,485,523	597,837
Ser. 12-145, IO, 3.50%, 12/20/42	6,025,003	1,223,110
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	4,052,200	682,715
Ser. 12-136, IO, 3.50%, 11/20/42	14,866,127	3,062,799
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	19,591,351	4,233,863
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	5,809,434	797,778
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41	8,434,140	1,021,841
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	8,827,679	901,306
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	5,012,420	562,469
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	7,178,431	944,575
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	14,612,478	1,942,071
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	2,752,487	258,571
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	29,288,766	2,826,366
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	14,092,649	1,107,099
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	9,880,975	1,002,464
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	14,460,037	1,491,908
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	6,473,585	512,268
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	15,286,524	1,457,127
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	4,037,534	289,027
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	5,859,655	493,963
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	6,107,822	509,826
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	11,650,663	1,025,899
Ser. 17-H18, Class CI, IO, 2.634%, 9/20/67(WAC)(FWC)	14,530,523	2,125,089
Ser. 16-H27, Class BI, IO, 2.419%, 12/20/66(WAC)	13,208,803	1,596,944
Ser. 17-H08, Class NI, IO, 2.111%, 3/20/67(WAC)	15,608,281	1,855,825
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	35,936,933	3,458,930
FRB Ser. 15-H16, Class XI, IO, 2.031%, 7/20/65(WAC)	22,826,924	2,410,523
Ser. 15-H15, Class JI, IO, 1.941%, 6/20/65(WAC)	18,461,742	1,816,635
Ser. 17-H12, Class QI, IO, 1.923%, 5/20/67(WAC)	24,022,865	2,925,216
Ser. 17-H23, Class BI, IO, 1.867%, 11/20/67(WAC)(FWC)	22,722,321	2,424,472
Ser. 16-H23, Class NI, IO, 1.864%, 10/20/66(WAC)	43,378,679	5,300,875
Ser. 15-H12, Class AI, IO, 1.843%, 5/20/65(WAC)(FWC)	27,448,881	2,491,480
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65(WAC)	25,236,359	2,304,080
Ser. 15-H10, Class CI, IO, 1.801%, 4/20/65(WAC)	27,770,908	2,609,243
Ser. 15-H12, Class GI, IO, 1.788%, 5/20/65(WAC)	36,664,160	3,215,447
Ser. 16-H24, Class JI, IO, 1.748%, 11/20/66(WAC)	16,345,333	2,043,167
Ser. 15-H12, Class EI, IO, 1.691%, 4/20/65(WAC)	27,360,278	2,249,015
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)	31,938,696	2,630,695
Ser. 15-H01, Class CI, IO, 1.628%, 12/20/64(WAC)	26,002,616	1,403,153
Ser. 17-H10, Class MI, IO, 1.616%, 4/20/67(WAC)	20,050,561	1,999,041
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	23,258,908	1,832,802
Ser. 15-H17, Class CI, IO, 1.602%, 6/20/65(WAC)	27,872,665	1,453,671
Ser. 15-H14, Class BI, IO, 1.573%, 5/20/65(WAC)	2,282,427	118,951
Ser. 15-H28, Class DI, IO, 1.544%, 8/20/65(WAC)	26,682,977	1,825,596
Ser. 14-H11, Class GI, IO, 1.472%, 6/20/64(WAC)	49,037,331	3,551,578
Ser. 14-H07, Class BI, IO, 1.455%, 5/20/64(WAC)	38,891,973	2,965,513
Ser. 15-H25, Class CI, IO, 1.424%, 10/20/65(WAC)	23,780,625	2,349,526
Ser. 10-H19, Class GI, IO, 1.406%, 8/20/60(WAC)	31,877,345	1,814,777
Ser. 15-H26, Class DI, IO, 1.383%, 10/20/65(WAC)(FWC)	18,995,978	1,927,997
Ser. 16-H04, Class KI, IO, 1.372%, 2/20/66(WAC)	30,229,231	2,342,765
Ser. 17-H14, Class EI, IO, 1.316%, 6/20/67(WAC)	25,004,303	2,219,132
Ser. 16-H02, Class HI, IO, 1.31%, 1/20/66(WAC)	47,222,562	4,023,362
Ser. 15-H04, Class AI, IO, 1.25%, 12/20/64(WAC)(FWC)	30,994,706	2,634,550
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	11,741,781	68,422
Ser. 10-151, Class KO, PO, zero %, 6/16/37	229,655	186,011
Ser. 06-36, Class OD, PO, zero %, 7/16/36	16,405	13,242

		264,083,446
Commercial mortgage-backed securities (16.0%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.216%, 1/15/49(WAC)	2,108,779	4,656

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)	312,145	3
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	2,853,934	29

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.437%, 11/10/41(WAC)	1,320,257	5,824
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	21,817,680	22

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.524%, 1/12/45(WAC)	4,551,000	4,209,675
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	125,529	13

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39(WAC)	5,480,608	3,563,491
FRB Ser. 06-PW14, Class X1, IO, 0.322%, 12/11/38(WAC)	444,056	6,528

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.429%, 7/15/29(WAC)	361,327	5,562

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.494%, 12/11/49(WAC)	602,873	54

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.755%, 12/15/47(WAC)	1,108,000	1,099,690
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47(WAC)	3,258,000	3,151,843

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.385%, 11/10/46(WAC)	41,764,377	1,440,499
FRB Ser. 14-GC19, Class XA, IO, 1.142%, 3/10/47(WAC)	103,292,527	4,549,003

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.925%, 5/10/47(WAC)	2,744,000	2,418,608
FRB Ser. 06-C5, Class XC, IO, 0.485%, 10/15/49(WAC)	11,281,120	113

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.82%, 5/15/46(WAC)	1,430,964	1,449,270

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)	1,619,000	1,616,199
FRB Ser. 14-CR18, Class C, 4.732%, 7/15/47(WAC)	889,000	891,592
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	986,125
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47(WAC)	1,113,000	1,077,465
FRB Ser. 12-CR1, Class XA, IO, 1.872%, 5/15/45(WAC)	20,411,671	1,183,705
FRB Ser. 14-LC15, Class XA, IO, 1.296%, 4/10/47(WAC)	97,335,278	4,125,848
FRB Ser. 13-LC13, Class XA, IO, 1.202%, 8/10/46(WAC)	43,302,116	1,775,387
FRB Ser. 14-UBS4, Class XA, IO, 1.199%, 8/10/47(WAC)	32,223,092	1,579,010
FRB Ser. 14-CR19, Class XA, IO, 1.195%, 8/10/47(WAC)	39,334,326	1,658,485
FRB Ser. 14-CR18, Class XA, IO, 1.153%, 7/15/47(WAC)	54,222,399	2,185,163
FRB Ser. 14-CR17, Class XA, IO, 1.083%, 5/10/47(WAC)	51,296,184	2,063,286
FRB Ser. 15-CR23, Class XA, IO, 0.967%, 5/10/48(WAC)	37,739,097	1,699,864
FRB Ser. 14-UBS6, Class XA, IO, 0.964%, 12/10/47(WAC)	54,982,151	2,303,752
FRB Ser. 14-LC17, Class XA, IO, 0.926%, 10/10/47(WAC)	28,765,381	874,928

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,538,692
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)	2,278,000	1,548,794
FRB Ser. 12-LC4, Class XA, IO, 2.208%, 12/10/44(WAC)	22,483,873	1,223,145
FRB Ser. 06-C8, Class XS, IO, 0.445%, 12/10/46(WAC)	3,707,896	37

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.035%, 9/15/39(WAC)	1,317,673	1,335,343
FRB Ser. 08-C1, Class AJ, 5.971%, 2/15/41(WAC)	9,861,000	8,070,242
FRB Ser. 07-C2, Class AX, IO, 0.04%, 1/15/49(WAC)	8,693,884	87

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.014%, 5/15/38(WAC)	742,046	7

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.797%, 4/15/50(WAC)	3,980,000	3,522,960

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	2,143,500	2,217,003

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.238%, 12/10/49(WAC)	33,120,681	53,712

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)	220,895	2

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.943%, 1/10/47(WAC)	3,103,000	3,012,538
FRB Ser. 13-GC10, Class XA, IO, 1.544%, 2/10/46(WAC)	69,372,446	4,273,343
FRB Ser. 13-GC12, Class XA, IO, 1.44%, 6/10/46(WAC)	32,293,065	1,747,184
FRB Ser. 14-GC18, Class XA, IO, 1.106%, 1/10/47(WAC)	47,269,783	1,908,943
FRB Ser. 14-GC22, Class XA, IO, 0.991%, 6/10/47(WAC)	64,307,909	2,616,239
FRB Ser. 14-GC24, Class XA, IO, 0.817%, 9/10/47(WAC)	46,871,242	1,642,509

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	3,864,376	3,724,833
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	1,149,000	1,074,636
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)	3,347,000	2,570,519

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.568%, 8/15/46(WAC)	1,111,000	1,103,066
FRB Ser. 14-C25, Class XA, IO, 0.953%, 11/15/47(WAC)	33,428,119	1,350,496

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.568%, 8/15/46(WAC)	4,051,000	3,290,247
FRB Ser. C14, Class D, 4.568%, 8/15/46(WAC)	6,516,000	5,907,771
FRB Ser. 14-C25, Class D, 3.945%, 11/15/47(WAC)	4,289,000	3,427,803
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,922,753

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.556%, 12/15/47(WAC)	44,136,853	2,533,455

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.85%, 8/15/49(WAC)	18,183,384	2,040,267
FRB Ser. 13-LC11, Class XA, IO, 1.283%, 4/15/46(WAC)	48,113,161	2,554,809
FRB Ser. 13-C16, Class XA, IO, 1.057%, 12/15/46(WAC)	50,473,299	1,870,697
FRB Ser. 13-C10, Class XA, IO, 1.034%, 12/15/47(WAC)	77,245,892	2,962,998
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	1,036,182	1,528
FRB Ser. 07-LDPX, Class X, IO, 0.151%, 1/15/49(WAC)	8,511,145	28,026

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.233%, 2/12/51(WAC)	411,624	420,886
FRB Ser. 11-C3, Class E, 5.676%, 2/15/46(WAC)	361,000	351,973
FRB Ser. 11-C3, Class F, 5.676%, 2/15/46(WAC)	4,436,000	4,292,096
FRB Ser. 11-C5, Class D, 5.405%, 8/15/46(WAC)	2,715,000	2,671,750
FRB Ser. 12-C6, Class E, 5.141%, 5/15/45(WAC)	3,917,000	3,453,153
FRB Ser. 13-C16, Class D, 5.01%, 12/15/46(WAC)	1,245,000	1,221,851
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)	2,751,000	2,643,444
FRB Ser. 12-C8, Class E, 4.654%, 10/15/45(WAC)	678,000	636,184
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)	621,000	621,676
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,466,665
FRB Ser. 05-CB12, Class X1, IO, 0.364%, 9/12/37(WAC)	2,267,611	3,329
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	666,709	7

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)	3,606,000	180,300
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)	5,115,000	420,344
FRB Ser. 07-C2, Class XW, IO, 0.153%, 2/15/40(WAC)	390,124	37

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.509%, 9/15/40(WAC)	4,422,520	32,239
FRB Ser. 05-C7, Class XCL, IO, 0.356%, 11/15/40(WAC)	3,437,623	11,494
FRB Ser. 07-C2, Class XCL, IO, 0.153%, 2/15/40(WAC)	8,641,406	828

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.096%, 4/20/48(WAC)	3,057,000	2,653,904

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.96%, 8/12/39(WAC)	375,980	760
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)	900,397	9

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	9,876	1,530
FRB Ser. 06-C4, Class X, IO, 6.236%, 7/15/45(WAC)	187,415	11,210

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.384%, 2/15/46(WAC)	55,843,054	2,788,523
FRB Ser. 15-C26, Class XA, IO, 1.082%, 10/15/48(WAC)	38,815,737	2,218,701
FRB Ser. 13-C12, Class XA, IO, 0.754%, 10/15/46(WAC)	145,752,965	3,417,397

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.703%, 8/15/47(WAC)	4,368,000	3,720,876
FRB Ser. 13-C11, Class D, 4.358%, 8/15/46(WAC)	5,438,000	4,622,300
FRB Ser. 13-C11, Class F, 4.358%, 8/15/46(WAC)	6,212,000	2,486,042
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46(WAC)	5,447,000	4,350,165
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	1,751,444
Ser. 14-C18, Class D, 3.389%, 10/15/47	2,500,000	1,860,933

Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class XA, IO, 1.103%, 11/15/49(WAC)	27,991,952	1,906,252

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.166%, 1/11/43(WAC)	3,069,000	3,106,442
FRB Ser. 08-T29, Class D, 6.166%, 1/11/43(WAC)	6,823,000	6,835,281
FRB Ser. 08-T29, Class F, 6.166%, 1/11/43(WAC)	3,094,000	2,999,633
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	1,850,000	1,603,025

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,661,295	138,718

UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.075%, 12/15/50(WAC)	34,640,623	2,541,201

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.073%, 5/10/45(WAC)	12,635,126	780,331

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.893%, 5/10/63(WAC)	2,565,000	1,731,767
Ser. 13-C6, Class E, 3.50%, 4/10/46	3,489,000	2,447,994
FRB Ser. 12-C4, Class XA, IO, 1.645%, 12/10/45(WAC)	44,792,444	2,471,934

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.026%, 6/15/45(WAC)	596,104	559,384
FRB Ser. 06-C29, IO, 0.197%, 11/15/48(WAC)	8,377,217	335
FRB Ser. 07-C34, IO, 0.156%, 5/15/46(WAC)	2,798,005	1,329

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.267%, 10/15/44(WAC)	4,945,000	4,723,959
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)	567,234	113
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)	180,671	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.337%, 8/15/50(WAC)	83,117,315	4,230,671
FRB Ser. 16-C37, Class XA, IO, 1.021%, 12/15/49(WAC)	33,621,483	1,739,239

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	2,875,000	2,859,648
FRB Ser. 14-C22, Class XA, IO, 0.851%, 9/15/57(WAC)	36,063,884	1,371,293
FRB Ser. 13-C14, Class XA, IO, 0.743%, 6/15/46(WAC)	98,071,406	3,108,864

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)	5,677,438	5,620,050
Ser. 11-C4, Class E, 5.232%, 6/15/44(WAC)	3,023,768	2,831,273
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	4,217,728
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	755,251
FRB Ser. 14-C19, Class E, 4.956%, 3/15/47(WAC)	1,994,000	1,459,462
FRB Ser. 12-C7, Class D, 4.822%, 6/15/45(WAC)	4,142,000	3,789,392
FRB Ser. 12-C10, Class E, 4.444%, 12/15/45(WAC)	3,645,000	2,187,000
Ser. 13-C12, Class E, 3.50%, 3/15/48	2,250,000	1,661,747
FRB Ser. 12-C9, Class XA, IO, 1.891%, 11/15/45(WAC)	60,216,574	4,317,528
FRB Ser. 11-C5, Class XA, IO, 1.746%, 11/15/44(WAC)	33,100,937	1,408,081
FRB Ser. 12-C10, Class XA, IO, 1.572%, 12/15/45(WAC)	42,994,754	2,351,985
FRB Ser. 13-C11, Class XA, IO, 1.219%, 3/15/45(WAC)	23,148,331	1,001,499

		243,070,835
Residential mortgage-backed securities (non-agency) (8.8%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.627%, 1/26/46(WAC)	8,733,000	8,249,646

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.414%, 10/25/27 (Bermuda)	11,470,000	11,871,450

Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.831%, 8/25/35	1,865,877	1,843,673

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.414%, 9/25/28	10,997,870	13,594,110
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.214%, 11/25/28	6,718,200	7,995,981
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.064%, 12/25/28	4,290,000	5,031,250
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.664%, 4/25/24	2,690,000	2,985,966
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.314%, 7/25/29	403,000	437,060
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.564%, 3/25/30	2,650,000	2,753,218

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.764%, 12/25/30	2,310,000	2,317,477

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.964%, 10/25/28	14,657,880	17,060,793
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.364%, 10/25/28	16,603,000	19,615,520
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.514%, 1/25/29	3,641,000	4,063,416
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.414%, 5/25/29	260,000	289,607
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.314%, 4/25/29	800,000	913,439
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.614%, 7/25/29	268,000	292,541
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.864%, 2/25/30	900,000	937,961
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.614%, 12/25/30	4,989,700	5,050,524

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.917%, 8/26/47(WAC)	4,746,000	4,559,193

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 3.864%, 9/25/34	2,196,476	2,189,659

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.764%, 3/25/28 (Bermuda)	1,500,000	1,508,109

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.964%, 11/25/34	1,686,771	1,684,970

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 2.864%, 1/25/45	1,252,810	1,234,767
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR + 0.51%), 2.574%, 8/25/45	2,355,726	2,338,698
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.494%, 10/25/45	9,600,731	9,628,776
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.474%, 12/25/45	3,685,490	3,583,402
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.434%, 1/25/45	1,230,123	1,223,849
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.414%, 12/25/45	1,096,551	1,077,679

		134,332,747

Total mortgage-backed securities (cost $661,218,541)		$641,487,028

CORPORATE BONDS AND NOTES (23.4%)(a)
	Principal amount	Value

Basic materials (1.4%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$358,363

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	465,058

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	4,860,000	4,827,934

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	260,000	341,838

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	327,000	335,172

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	2,378,000	2,377,620

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,519,981

International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	535,506

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,470,721

Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)	200,000	207,244

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	847,000	786,549

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	2,725,000	2,589,691

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,356,215

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	463,413

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	769,000	973,803

		21,609,108
Capital goods (0.6%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,465,000	1,405,309

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	137,000	133,179

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,205,000	3,189,937

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	3,920,000	3,904,075

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	713,000	725,372

		9,357,872
Communication services (2.1%)

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	2,284,000	2,131,566

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	4,566,000	4,400,368

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	423,550

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	2,458,149

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,006,000	1,023,470

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	1,571,682

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,349,354

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	639,235

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	514,000	464,187

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	472,976

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,077,019

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	2,487,730

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	1,668,747

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	403,000	415,451

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,030,258

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	273,621

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	233,833

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	787,313	783,376

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	2,555,277

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	557,000	532,500

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	1,325,000	1,325,247

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,052,000	1,033,590

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	3,110,000	3,113,095

		32,464,281
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	571,245

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	2,603,000	3,828,334

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,048,000	997,943

Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,364,000	1,344,546

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,143,927

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	1,312,000	1,350,814

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,257,889

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	1,786,000	1,660,991

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	306,189

Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	4,942,240

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	2,346,000	2,263,228

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	593,181

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	511,329

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	887,805

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	677,000	652,459

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,162,570

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,099,475

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,449,306

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	715,313

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	4,002,000	3,761,737

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	223,000	223,683

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	729,527

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	608,099

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	500,950

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	1,032,000	1,057,431

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	3,808,283

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	1,824,375

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	336,000	321,279

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	427,000	386,223

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27	1,473,000	1,439,858

		45,400,229
Consumer staples (2.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	4,541,000	4,738,934

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	262,000	257,212

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	333,577

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	3,975,435

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	49,240	52,283

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	970,575	1,124,935

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	203,000	237,267

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,373,169

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	859,000	1,066,864

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,519,632

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	287,471

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	4,897,000	4,353,679

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,037,346

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	5,253,000	5,366,601

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,462,000	1,410,179

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	1,968,000	1,863,592

		29,998,176
Energy (1.8%)

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,543,000	1,547,629

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	2,926,253

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	3,129,300

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	373,946

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	542,000	586,490

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	244,368

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	2,346,000	2,211,246

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,054,000	1,175,390

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	343,074

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	1,853,000	1,726,088

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	804,540

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,266,995

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	315,068

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	1,399,000	1,320,306

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,253,484

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	283,000	371,438

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	3,611,000	3,641,618

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	192,000	191,314

		27,428,547
Financials (6.7%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,054,000	975,958

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	286,200

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,672,489

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,428,000	1,809,990

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	1,659,898

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	585,000	609,131

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	195,133

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,044,384

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	833,289

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	623,000	632,957

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	96,275

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	265,510

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	4,970,008

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,035,879

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	257,306

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,041,781

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	715,000	749,568

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	1,716,000	1,775,202

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,182,000	1,208,595

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	2,903,273

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	1,761,276

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,240,000	6,169,144

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,273,020

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	795,000	738,374

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	293,000	294,465

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	1,310,000	1,296,511

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	4,355,000	4,373,625

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)	4,093,000	4,050,905

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	783,929

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	340,494

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	12,143,732

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	707,277

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	636,627

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,969,000	2,475,927

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	1,289,000	1,187,527

Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)	136,000	135,597

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	485,000	472,577

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	870,071

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	4,787,186

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	42,000	49,560

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)	1,225,000	1,075,493

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,180,584

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,442,000	2,240,288

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	2,907,343

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	45,000	45,694

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	620,441

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,387,000	1,327,356

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	757,000	931,906

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	356,000	344,447

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	784,140

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,126,000	1,148,434

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	3,873,549

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	259,616

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	260,000	256,384

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	1,548,000	1,572,359

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)	483,000	483,444

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,327,378

Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	243,163

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	667,000	874,781

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	23,694

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,546,779

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)	200,000	204,192

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,556,991

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	2,164,000	2,166,696

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	114,000	114,143

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	317,041

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	237,072

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	1,659,000	1,672,245

		101,906,303
Health care (2.1%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	319,000	311,156

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	1,802,431

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	482,000	438,209

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	369,000	362,906

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	3,087,000	3,074,799

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	2,652,000	2,544,736

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	1,484,000	1,537,865

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	4,450,000	4,484,618

GlaxoSmithKline Capital, Inc. company guaranty sr. unsec. unsub. notes 3.875%, 5/15/28	2,456,000	2,489,065

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	341,040

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	687,663

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,295,140

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	1,565,000	1,494,575

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	1,222,000	1,235,626

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	642,000	640,581

Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	632,700

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,132,392

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	1,021,000	964,409

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,040,000	6,083,911

		31,553,822
Technology (2.1%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	3,139,000	2,827,203

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,219,244

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	281,768

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	357,465

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,312,407

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	861,703

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	3,181,000	3,342,964

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,465,000	2,470,018

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	773,000	954,105

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	3,835,000	3,842,263

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	886,166

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	925,000	899,353

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,146,000	1,071,033

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	5,665,151

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,256,442

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	2,682,000	2,636,741

		31,884,026
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,282,000	1,198,360

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	73,078	76,906

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	250,617	262,149

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	139,739	138,285

		1,675,700
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	962,000	971,620

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	1,421,000	1,531,882

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	322,000	374,949

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	118,000	121,773

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	285,633

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	555,000	680,895

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	310,377

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	214,000	212,288

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	222,137

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	345,000	355,883

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	574,103

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	611,000	579,162

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	692,891

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	4,189,000	4,356,560

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,200,939

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	425,847

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	748,845

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,504,000	1,667,950

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	283,000	356,501

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	814,451

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	716,332

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	439,000	439,277

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	645,502

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	243,191

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	962,000	900,673

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	439,000	448,811

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	176,287

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)	972,000	1,009,380

Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	830,573

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	1,576,000	1,640,955

		23,535,667

Total corporate bonds and notes (cost $361,108,359)		$356,813,731

ASSET-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.864%, 11/25/50	$3,432,000	$3,432,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.969%, 4/24/19	11,361,000	11,361,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.769%, 7/24/19	8,943,000	8,943,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), zero %, 9/24/19	6,303,000	6,303,000

Total asset-backed securities (cost $30,039,000)		$30,039,000

PURCHASED SWAP OPTIONS OUTSTANDING (2.0%)(a)
	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$556,570,000	$6,166,796
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	2,274,143
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	250,456,300	528,463
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	556,570,000	557

Barclays Bank PLC
(3.02)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.02	221,469,200	1,220,295
2.845/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.845	221,469,200	152,814
(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255	75,944,800	51,642
2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655	75,944,800	10,632

Citibank, N.A.
(3.00)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.00	221,469,200	1,118,419
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031	17,674,600	833,711
2.86/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.86	221,469,200	55,367
2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	222,628,000	223
2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826	110,734,600	111

Credit Suisse International
3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056	196,384,500	310,288
(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056	196,384,500	286,721
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	196,384,500	276,902
2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	196,384,500	166,927
2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475	117,460,600	41,111

Goldman Sachs International
(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	313,228,300	379,006
(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	313,228,300	325,757
(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	313,228,300	178,540
3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375	313,228,300	169,143
(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	313,228,300	150,350
3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005	313,228,300	106,498
2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375	313,228,300	90,836
2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70	313,228,300	53,249
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	46,751,900	18,233
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	202,591,450	203

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	6,233,584
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	2,296,684
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	250,456,300	520,949
(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895	235,661,400	332,283
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	556,570,000	557

Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	1,941,715
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	1,941,528
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	313,228,300	927,156
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875	156,614,200	454,181
2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89	147,646,100	389,786
2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745	110,407,700	28,704

Total purchased swap options outstanding (cost $28,366,786)			$30,034,064

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-18/$96.78	$52,000,000		$52,000,000	$26,468

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	56,000,000		56,000,000	152,320

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	56,000,000		56,000,000	119,224

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	56,000,000		56,000,000	92,288

Total purchased options outstanding (cost $1,408,750)					$390,300

MUNICIPAL BONDS AND NOTES (0.2%)(a)
				Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34				$770,000	$1,078,239

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49				675,000	953,424

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40				845,000	962,033

Total municipal bonds and notes (cost $2,294,549)					$2,993,696

SHORT-TERM INVESTMENTS (18.1%)(a)
				Principal amount/shares	Value

Putnam Short Term Investment Fund 2.05%(AFF)			Shares	227,244,056	$227,244,056

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83%(P)			Shares	1,295,000	1,295,000

U.S. Treasury Bills 1.911%, 9/6/18(SEG)(SEGSF)(SEGCCS)				$22,000,000	21,958,420

U.S. Treasury Bills 1.931%, 9/13/18(SEG)(SEGSF)(SEGCCS)				14,038,000	14,006,435

U.S. Treasury Bills 1.914%, 8/23/18				10,000,000	9,988,526

U.S. Treasury Bills 1.907%, 9/20/18(SEG)(SEGSF)(SEGCCS)				1,033,000	1,030,285

U.S. Treasury Bills 1.928%, 10/4/18(SEGSF)				110,000	109,623

Total short-term investments (cost $275,632,435)					$275,632,345

TOTAL INVESTMENTS

Total investments (cost $2,307,690,472)					$2,277,481,326

FUTURES CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond 30 yr (Long)	102	$14,582,813	$14,582,813	Sep-18	$95,421
U.S. Treasury Bond Ultra 30 yr (Long)	385	60,408,906	60,408,906	Sep-18	516,543
U.S. Treasury Note 2 yr (Long)	366	77,363,250	77,363,250	Sep-18	(120,185)
U.S. Treasury Note 5 yr (Long)	1,846	208,828,750	208,828,750	Sep-18	(61,380)
U.S. Treasury Note 10 yr (Long)	964	115,122,688	115,122,688	Sep-18	141,165
U.S. Treasury Note Ultra 10 yr (Long)	230	29,235,156	29,235,156	Sep-18	91,322

Unrealized appreciation					844,451

Unrealized (depreciation)					(181,565)

Total					$662,886

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/18 (premiums $26,248,590) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$250,456,300	$250
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	72,354
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	250,456,300	1,745,680
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	556,570,000	6,239,150
Barclays Bank PLC

(2.9325)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325	110,734,600	201,537
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	167,414,000	922,451
2.9325/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.9325	110,734,600	1,177,109
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	222,628,000	223
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126	110,734,600	17,718
(2.93)/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93	110,734,600	88,588
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	78,553,800	778,468
2.93/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.93	110,734,600	1,069,696
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	167,414,000	1,284,065
Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575	117,460,600	3,524
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	196,384,500	467,395
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	196,384,500	555,768
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	445,256,000	8,905
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	313,228,300	144,085
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	313,228,300	241,186
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	313,228,300	460,446
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	313,228,300	545,017
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	250
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055	235,661,400	56,559
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	72,354
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975	235,661,400	155,537
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	250,456,300	1,773,231
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	445,256,000	2,667,083
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	556,570,000	6,305,938
Morgan Stanley & Co. International PLC

3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255	110,407,700	52,996
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24	73,823,100	130,667
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99	73,823,100	387,571
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75	156,614,200	485,504
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	18,691,900	1,655,542
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	18,691,900	1,657,410

Total			$31,424,257

WRITTEN OPTIONS OUTSTANDING at 7/31/18 (premiums $1,408,750) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-18/$96.78	$52,000,000	$52,000,000	$225,472
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	56,000,000	56,000,000	59,192
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	56,000,000	56,000,000	44,800
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	56,000,000	56,000,000	33,656
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	56,000,000	56,000,000	20,440
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	56,000,000	56,000,000	14,840
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	56,000,000	56,000,000	10,640

Total				$409,040

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$55,656,700	$(1,113,134)	$1,125,935
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	291,641
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(6,011)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(10,352)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(739,678)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	55,656,700	(1,113,134)	(1,012,952)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(1,075,621)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(1,159,440)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	2,676,863
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	1,880,640
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	476,866
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	(1,275,095)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	1,121,483
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	145,264
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	(434,456)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	(1,012,395)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	281,623
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	109,136
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	101,781
2.96/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/2.96	147,646,100	(431,865)	7,382
(3.12)/3 month USD-LIBOR-BBA/Sep-28 (Purchased)	Sep-18/3.12	147,646,100	(432,603)	(28,053)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	5,702,000	(105,772)	(80,569)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(208,237)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(734,112)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,142,783	1,879,527
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	306,026
3.04/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	73,823,100	415,255	10,335
(3.04)/3 month USD-LIBOR-BBA/Sep-28 (Written)	Sep-18/3.04	73,823,100	415,255	(9,597)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	5,702,000	456,160	(187,881)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,131,652	(1,254,502)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	242,527
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(242,337)	155,286
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	84,200
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(658,586)	64,718
(3.1025)/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/3.1025	221,469,200	(553,673)	42,079
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	22,107
2.9475/3 month USD-LIBOR-BBA/Aug-28 (Purchased)	Aug-18/2.9475	221,469,200	(553,673)	(39,864)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	(144,167)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(864,809)	(144,452)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(179,262)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	9,503,400	(337,371)	(250,034)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	9,503,400	(456,163)	(301,923)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	9,503,400	780,229	480,112
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	397,622
(3.025)/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	110,734,600	553,673	25,469
3.025/3 month USD-LIBOR-BBA/Aug-28 (Written)	Aug-18/3.025	110,734,600	553,673	(58,689)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	9,503,400	401,043	(191,684)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	9,503,400	568,778	(318,174)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(589,211)	145,117
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	103,092
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(75,837)	86,841
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	1,330
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	(40,484)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	9,503,400	(114,041)	(60,917)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	5,702,000	(139,699)	(102,864)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(256,362)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(572,707)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,853,367)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	2,635,788
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	873,587
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	5,702,000	627,790	401,877
(5.00 Floor)//Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	149,290
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	9,503,400	156,806	55,120
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	9,503,400	1,035,871	(124,685)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	5,702,000	319,882	(151,901)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	5,702,000	(142,550)	107,084
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	94,596
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	5,702,000	(74,696)	(56,963)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(163,533)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	5,702,000	317,031	214,224
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	5,702,000	624,939	(190,445)

Unrealized appreciation				16,796,568

Unrealized (depreciation)				(14,431,428)

Total				$2,365,140

TBA SALE COMMITMENTS OUTSTANDING at 7/31/18 (proceeds receivable $315,289,883) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 8/1/48	$5,000,000	8/13/18	$4,952,149
Federal Home Loan Mortgage Corporation, 3.00%, 8/1/48	2,000,000	8/13/18	1,926,250
Federal National Mortgage Association, 3.50%, 8/1/48	242,000,000	8/13/18	239,787,975
Federal National Mortgage Association, 3.00%, 8/1/48	9,000,000	8/13/18	8,674,453
Government National Mortgage Association, 5.00%, 8/1/48	16,000,000	8/21/18	16,768,750
Government National Mortgage Association, 3.50%, 8/1/48	43,000,000	8/21/18	43,020,158

Total			$315,129,735

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$222,628,000	$843,537		$(161,131)	7/18/20	3 month USD-LIBOR-BBA — Semiannually	2.68% — Quarterly	$668,905
		5,000,000	5,835		(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70% — Semiannually	6 month USD-LIBOR-BBA — Semiannually	(5,523)
		289,903,800	775,203	(E)	(363,473)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	411,730
		289,903,800	467,905	(E)	245,325	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(222,579)
		631,925,300	6,482,922		(3,655,488)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,562,147
		313,228,300	1,296,452		625,276	7/5/20	3 month USD-LIBOR-BBA — Quarterly	2.655% — Semiannually	(619,631)
		110,407,700	1,244,405		714,714	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	(488,487)
		30,377,900	228,229		179,586	7/5/28	3 month USD-LIBOR-BBA — Semiannually	2.9425% — Quarterly	396,509
		220,815,400	1,611,732		(670,895)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(2,221,876)
		110,407,700	9,605		649,941	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	604,747
		221,469,200	1,235,798		(678,418)	7/17/28	3 month USD-LIBOR-BBA — Quarterly	2.965% — Semiannually	(1,874,413)
		110,734,600	201,205		642,638	7/17/28	3 month USD-LIBOR-BBA — Semiannually	3.05% — Quarterly	417,871
		753,856,100	893,319	(E)	148,851	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,042,170
		4,246,700	5,032	(E)	(1,246)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(6,278)
		14,515,800	131,150	(E)	193,106	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	324,256
		1,374,000	6,074	(E)	(1,363)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,711
		413,803,800	1,829,427	(E)	410,859	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	(1,418,567)
		229,841,000	1,834,591	(E)	(221,594)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,612,996
		19,137,000	95,073		(254)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	84,292
		47,615,900	232,889	(E)	(674)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	232,215
		49,313,800	233,550		(698)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	232,557
		8,563,500	36,823		(121)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	36,646
		58,052,000	190,759		(470)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	162,998
		26,656,000	205,491		(353)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	192,104
		32,642,000	336,245		(433)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	322,868
		492,000	5,121		(7)	7/2/28	3 month USD-LIBOR-BBA — Quarterly	2.909% — Semiannually	(4,933)
		28,340,000	253,218		(375)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	241,672
		36,899,800	339,515		(489)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	324,570
		52,114,300	78,536		(196)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79594% — Quarterly	64,459
		14,581,700	63,139		(118)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.8815% — Semiannually	(58,472)
		52,114,300	88,177		(196)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.78606% — Quarterly	74,472
		14,581,700	70,386		(118)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87069% — Semiannually	(65,833)
		52,114,300	83,122		(196)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79125% — Quarterly	69,222
		14,581,700	65,107		(118)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87857% — Semiannually	(60,471)
		16,241,100	136,929		(215)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	2.9325% — Quarterly	136,150
		20,411,500	183,275		(270)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	(179,881)
		40,823,000	39,149		(154)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.8275% — Semiannually	(33,650)
		20,411,500	191,542		(270)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	(188,187)
		30,253,700	295,579		(401)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.91727% — Semiannually	(292,686)
		30,253,700	287,743		(401)	7/20/28	3 month USD-LIBOR-BBA — Quarterly	2.92025% — Semiannually	(284,822)
		112,422,000	100,955		(424)	7/20/20	3 month USD-LIBOR-BBA — Quarterly	2.833% — Semiannually	(92,032)
		24,907,700	240,683		(330)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	(239,839)
		19,443,000	17,285		(258)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.019% — Semiannually	(16,588)
		85,718,000	36,602		(323)	7/25/20	3 month USD-LIBOR-BBA — Semiannually	2.858% — Quarterly	34,372
		34,251,500	82,341		(454)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	3.00162% — Semiannually	(81,213)
		11,710,000	17,518		(155)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	17,021
		66,613,000	34,239		(251)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	(34,010)
		20,804,100	35,284		(276)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.01% — Quarterly	36,362
		173,000	52		(1)	7/30/20	3 month USD-LIBOR-BBA — Semiannually	2.8655% — Quarterly	60
		31,527,000	10,372		(119)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	(12,079)
		37,022,000	39,651		(490)	7/30/28	3 month USD-LIBOR-BBA — Quarterly	3.01784% — Semiannually	(41,848)
		31,144,800	11,835		(413)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.02507% — Quarterly	13,449
		35,014,300	1,296		(470)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.029% — Quarterly	3,108

	Total				$(1,953,834)				$1,780,741

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Swap counterparty/Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$161,213	$160,757	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$899
	286,751	288,268	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	4,068

Barclays Bank PLC
	507,748	504,342	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(2,338)
	181,581	181,013	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(365)
	126,874	126,515	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	707
	412,312	410,804	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,132)
	191,399	181,563	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,711)
	2,723,301	2,713,343	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(7,479)
	41,812	40,066	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,276)
	311,861	311,725	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	274
	412,295	411,129	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,298
	2,027,707	2,021,362	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(4,080)
	2,771,256	2,756,487	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	10,074
	370,442	354,972	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11,305)
	98,725	99,690	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,938)
	619,851	613,860	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,254)
	62,085	61,485	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(126)
	4,121,684	4,113,257	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,993)
	42,853,183	42,759,494	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(37,400)
	47,124,692	46,951,179	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	86,519

Citibank, N.A.
	3,505,865	3,498,200	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,060)
	830,692	828,876	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(725)

Credit Suisse International
	7,919,161	7,914,462	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	4,064
	264,710	266,375	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(4,485)
	178,710	176,983	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(362)
	477,754	482,423	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(9,377)
	964,907	964,274	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	8,952
	548,228	545,006	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	910
	617,471	615,725	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,442
	493,077	490,178	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	819
	359,309	357,197	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	597
	527,476	527,476	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,980
	1,656,658	1,641,907	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,322)
	580,158	574,992	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(463)
	566,192	566,192	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	4,272
	2,502,956	2,495,881	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,950)

Goldman Sachs International
	531,217	509,033	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(16,212)
	409,793	392,680	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(12,506)
	1,194,837	1,133,433	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(48,135)
	514,726	493,231	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(15,709)
	207,886	208,985	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	2,949
	3,146,588	3,135,002	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	5,777
	1,182,086	1,177,734	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2,170
	507,748	504,342	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	2,338
	43,014	42,893	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	240
	15,453	14,658	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(623)
	475,230	450,808	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(19,145)
	4,310,492	4,294,621	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	7,914
	159,832	159,244	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	293
	426,172	424,603	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	782
	177,006	169,614	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,402)
	582,171	557,860	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(17,767)
	857,887	813,799	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(34,560)
	1,010,562	1,007,706	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,632
	932,106	941,215	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(18,294)
	996,241	990,385	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,654
	575,793	570,666	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(459)
	645,394	639,156	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,306
	1,191,148	1,117,234	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	65,679

JPMorgan Chase Bank N.A.
	131,528	131,156	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	733
	932,147	941,255	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(18,295)

JPMorgan Securities LLC
	1,995,519	1,979,106	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(224)
	1,848,626	1,837,760	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,069)
	1,995,519	1,979,106	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	224
	628,617	628,204	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(5,832)

Upfront premium received			—		Unrealized appreciation		229,566

Upfront premium (paid)			—		Unrealized (depreciation)		(329,373)

		Total	$—			Total	$(99,807)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$9,405,000	$192,671	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$192,671
	9,405,000	279,253	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(279,253)
	10,792,000	239,399	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	239,399
	10,792,000	357,485	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(357,485)

Total			$—				$(204,668)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/18 (Unaudited)

	Swap counterparty/Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	$21,820	5/11/63	300 bp — Monthly	$(8,170)
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	48,268	5/11/63	300 bp — Monthly	(21,617)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	96,535	5/11/63	300 bp — Monthly	(41,945)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	99,621	5/11/63	300 bp — Monthly	(47,566)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(131)	337,000	3,842	5/11/63	200 bp — Monthly	(3,842)
	CMBX NA A.6 Index	A/P	308	397,000	4,526	5/11/63	200 bp — Monthly	(4,063)
	CMBX NA A.6 Index	A/P	462	397,000	4,526	5/11/63	200 bp — Monthly	(3,909)
	CMBX NA A.6 Index	A/P	7,104	728,000	8,299	5/11/63	200 bp — Monthly	(912)
	CMBX NA A.6 Index	A/P	1,861	1,199,000	13,669	5/11/63	200 bp — Monthly	(11,342)
	CMBX NA A.7 Index	A-/P	(207)	142,000	284	1/17/47	200 bp — Monthly	(435)
	CMBX NA BBB-.6 Index	BBB-/P	66,061	673,000	74,165	5/11/63	300 bp — Monthly	(7,712)
	CMBX NA BBB-.6 Index	BBB-/P	156,393	1,466,000	161,553	5/11/63	300 bp — Monthly	(4,305)
	CMBX NA BBB-.6 Index	BBB-/P	152,969	1,529,000	168,496	5/11/63	300 bp — Monthly	(14,635)
	CMBX NA BBB-.6 Index	BBB-/P	151,535	1,535,000	169,157	5/11/63	300 bp — Monthly	(16,727)
	CMBX NA BBB-.6 Index	BBB-/P	259,683	2,555,000	281,561	5/11/63	300 bp — Monthly	(20,388)
	CMBX NA BBB-.6 Index	BBB-/P	403,765	4,229,000	466,036	5/11/63	300 bp — Monthly	(59,804)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	132,715	2,662,000	30,347	5/11/63	200 bp — Monthly	103,403
	CMBX NA A.6 Index	A/P	2,896,767	57,079,000	650,701	5/11/63	200 bp — Monthly	2,268,264
	CMBX NA A.7 Index	A-/P	11,938	287,000	574	1/17/47	200 bp — Monthly	11,476
	CMBX NA A.7 Index	A-/P	159,923	4,345,000	8,690	1/17/47	200 bp — Monthly	152,923
	CMBX NA BBB-.6 Index	BBB-/P	67,149	665,000	73,283	5/11/63	300 bp — Monthly	(5,746)
	CMBX NA BBB-.6 Index	BBB-/P	214,399	1,693,000	186,569	5/11/63	300 bp — Monthly	28,818
	CMBX NA BBB-.6 Index	BBB-/P	271,905	2,342,000	258,088	5/11/63	300 bp — Monthly	15,183
	CMBX NA BBB-.6 Index	BBB-/P	232,198	2,368,000	260,954	5/11/63	300 bp — Monthly	(27,375)
	CMBX NA BBB-.6 Index	BBB-/P	264,277	2,500,000	275,500	5/11/63	300 bp — Monthly	(9,765)
	CMBX NA BBB-.6 Index	BBB-/P	431,590	3,968,000	437,274	5/11/63	300 bp — Monthly	(3,369)
	CMBX NA BBB-.6 Index	BBB-/P	1,723,028	16,115,000	1,775,873	5/11/63	300 bp — Monthly	(43,445)
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	143,402	1/17/47	300 bp — Monthly	1,438
	CMBX NA BBB-.7 Index	BBB-/P	407,567	5,514,000	361,718	1/17/47	300 bp — Monthly	49,065

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,271	168,000	1,915	5/11/63	200 bp — Monthly	3,421
	CMBX NA A.6 Index	A/P	10,687	210,000	2,394	5/11/63	200 bp — Monthly	8,374
	CMBX NA A.6 Index	A/P	16,026	526,000	5,996	5/11/63	200 bp — Monthly	10,234
	CMBX NA A.6 Index	A/P	40,497	800,000	9,120	5/11/63	200 bp — Monthly	31,688
	CMBX NA A.6 Index	A/P	65,795	1,256,000	14,318	5/11/63	200 bp — Monthly	51,965
	CMBX NA A.6 Index	A/P	88,084	1,783,000	20,326	5/11/63	200 bp — Monthly	68,451
	CMBX NA A.6 Index	A/P	55,332	1,789,000	20,395	5/11/63	200 bp — Monthly	35,633
	CMBX NA A.6 Index	A/P	109,667	1,964,000	22,390	5/11/63	200 bp — Monthly	88,041
	CMBX NA A.6 Index	A/P	165,367	2,518,000	28,705	5/11/63	200 bp — Monthly	137,641
	CMBX NA A.6 Index	A/P	130,272	2,529,000	28,831	5/11/63	200 bp — Monthly	102,425
	CMBX NA A.6 Index	A/P	148,581	3,016,000	34,382	5/11/63	200 bp — Monthly	115,372
	CMBX NA A.6 Index	A/P	224,300	3,497,000	39,866	5/11/63	200 bp — Monthly	185,794
	CMBX NA A.6 Index	A/P	293,870	5,647,000	64,376	5/11/63	200 bp — Monthly	231,690
	CMBX NA A.6 Index	A/P	285,860	5,647,000	64,376	5/11/63	200 bp — Monthly	223,681
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	16,089	5/11/63	300 bp — Monthly	(3,397)
	CMBX NA BBB-.6 Index	BBB-/P	18,143	375,000	41,325	5/11/63	300 bp — Monthly	(22,964)
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	44,190	5/11/63	300 bp — Monthly	(399)
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	44,190	5/11/63	300 bp — Monthly	(568)
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	55,431	5/11/63	300 bp — Monthly	(15,336)
	CMBX NA BBB-.6 Index	BBB-/P	34,791	667,000	73,503	5/11/63	300 bp — Monthly	(38,323)
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	73,944	5/11/63	300 bp — Monthly	(40,841)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	73,944	5/11/63	300 bp — Monthly	(40,270)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	78,683	5/11/63	300 bp — Monthly	(965)
	CMBX NA BBB-.6 Index	BBB-/P	98,179	933,000	102,817	5/11/63	300 bp — Monthly	(4,094)
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	110,861	5/11/63	300 bp — Monthly	(41,739)
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	126,069	5/11/63	300 bp — Monthly	8,835
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	159,349	5/11/63	300 bp — Monthly	42,251
	CMBX NA BBB-.7 Index	BBB-/P	93,005	1,144,000	75,046	1/17/47	300 bp — Monthly	18,626
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	119,326	1/17/47	300 bp — Monthly	8,520

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	149,214	705,000	138,180	5/11/63	500 bp — Monthly	11,719
	CMBX NA A.6 Index	A/P	3,572	67,000	764	5/11/63	200 bp — Monthly	2,834
	CMBX NA A.6 Index	A/P	5,502	168,000	1,915	5/11/63	200 bp — Monthly	3,652
	CMBX NA A.6 Index	A/P	9,475	208,000	2,371	5/11/63	200 bp — Monthly	7,185
	CMBX NA A.6 Index	A/P	26,447	922,000	10,511	5/11/63	200 bp — Monthly	16,295
	CMBX NA A.6 Index	A/P	106,467	1,965,000	22,401	5/11/63	200 bp — Monthly	84,830
	CMBX NA A.6 Index	A/P	118,037	2,331,000	26,573	5/11/63	200 bp — Monthly	92,370
	CMBX NA A.6 Index	A/P	126,001	2,507,000	28,580	5/11/63	200 bp — Monthly	98,396
	CMBX NA A.6 Index	A/P	88,458	2,688,000	30,643	5/11/63	200 bp — Monthly	58,860
	CMBX NA A.6 Index	A/P	175,278	2,832,000	32,285	5/11/63	200 bp — Monthly	144,095
	CMBX NA A.6 Index	A/P	173,376	3,385,000	38,589	5/11/63	200 bp — Monthly	136,103
	CMBX NA A.6 Index	A/P	218,564	4,026,000	45,896	5/11/63	200 bp — Monthly	174,233
	CMBX NA A.6 Index	A/P	249,808	5,000,000	57,000	5/11/63	200 bp — Monthly	194,752
	CMBX NA A.6 Index	A/P	344,607	6,793,000	77,440	5/11/63	200 bp — Monthly	269,808
	CMBX NA A.6 Index	A/P	530,174	9,000,000	102,600	5/11/63	200 bp — Monthly	431,074
	CMBX NA A.6 Index	A/P	1,032,363	17,500,000	199,500	5/11/63	200 bp — Monthly	839,668
	CMBX NA BBB-.6 Index	BBB-/P	59,512	383,000	42,207	5/11/63	300 bp — Monthly	17,528
	CMBX NA BBB-.6 Index	BBB-/P	49,440	408,000	44,962	5/11/63	300 bp — Monthly	4,716
	CMBX NA BBB-.6 Index	BBB-/P	78,081	688,000	75,818	5/11/63	300 bp — Monthly	2,664
	CMBX NA BBB-.6 Index	BBB-/P	79,859	712,000	78,462	5/11/63	300 bp — Monthly	1,812
	CMBX NA BBB-.6 Index	BBB-/P	78,422	714,000	78,683	5/11/63	300 bp — Monthly	156
	CMBX NA BBB-.6 Index	BBB-/P	103,193	732,000	80,666	5/11/63	300 bp — Monthly	22,954
	CMBX NA BBB-.6 Index	BBB-/P	78,850	733,000	80,777	5/11/63	300 bp — Monthly	(1,499)
	CMBX NA BBB-.6 Index	BBB-/P	78,850	733,000	80,777	5/11/63	300 bp — Monthly	(1,499)
	CMBX NA BBB-.6 Index	BBB-/P	77,823	787,000	86,727	5/11/63	300 bp — Monthly	(8,445)
	CMBX NA BBB-.6 Index	BBB-/P	102,625	821,000	90,474	5/11/63	300 bp — Monthly	12,630
	CMBX NA BBB-.6 Index	BBB-/P	83,066	867,000	95,543	5/11/63	300 bp — Monthly	(11,972)
	CMBX NA BBB-.6 Index	BBB-/P	117,980	1,072,000	118,134	5/11/63	300 bp — Monthly	470
	CMBX NA BBB-.6 Index	BBB-/P	130,849	1,173,000	129,265	5/11/63	300 bp — Monthly	2,268
	CMBX NA BBB-.6 Index	BBB-/P	133,775	1,411,000	155,492	5/11/63	300 bp — Monthly	(20,894)
	CMBX NA BBB-.6 Index	BBB-/P	151,727	1,574,000	173,455	5/11/63	300 bp — Monthly	(20,810)
	CMBX NA BBB-.6 Index	BBB-/P	197,015	1,785,000	196,707	5/11/63	300 bp — Monthly	1,350
	CMBX NA BBB-.6 Index	BBB-/P	260,606	2,345,000	258,419	5/11/63	300 bp — Monthly	3,555
	CMBX NA BBB-.6 Index	BBB-/P	309,169	2,891,000	318,588	5/11/63	300 bp — Monthly	(7,733)
	CMBX NA BBB-.6 Index	BBB-/P	939,015	7,841,000	864,078	5/11/63	300 bp — Monthly	79,511
	CMBX NA BBB-.6 Index	BBB-/P	1,762,110	10,016,000	1,103,763	5/11/63	300 bp — Monthly	664,190
	CMBX NA BBB-.7 Index	BBB-/P	392	15,000	984	1/17/47	300 bp — Monthly	(583)
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	46,510	1/17/47	300 bp — Monthly	47,643
	CMBX NA BBB-.7 Index	BBB-/P	436,274	3,609,000	236,750	1/17/47	300 bp — Monthly	201,629

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	94,231	847,000	93,339	5/11/63	300 bp — Monthly	1,385
	CMBX NA BBB-.6 Index	BBB-/P	175,926	1,693,000	186,569	5/11/63	300 bp — Monthly	(9,655)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	201,817	1,459,000	160,782	5/11/63	300 bp — Monthly	41,886
	CMBX NA A.6 Index	A/P	—	643,000	7,330	5/11/63	200 bp — Monthly	(7,080)
	CMBX NA A.6 Index	A/P	3,311	1,218,000	13,885	5/11/63	200 bp — Monthly	(10,101)
	CMBX NA BBB-.6 Index	BBB-/P	301,001	2,484,000	273,737	5/11/63	300 bp — Monthly	28,713

	Upfront premium received		20,535,390			Unrealized appreciation		7,704,146

	Upfront premium (paid)		(338)			Unrealized (depreciation)		(666,239)

	Total		$20,535,052				Total	$7,037,907

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Swap counterparty/Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(28,902)	$177,000	$23,240	1/17/47	(500 bp) — Monthly	$(5,834)
	CMBX NA BB.9 Index	(142,029)	922,000	145,584	9/17/58	(500 bp) — Monthly	2,658
	CMBX NA BB.9 Index	(142,669)	922,000	145,584	9/17/58	(500 bp) — Monthly	2,018
	CMBX NA BB.9 Index	(71,701)	458,000	72,318	9/17/58	(500 bp) — Monthly	172

	Credit Suisse International
	CMBX NA BB.7 Index	(118,205)	6,697,000	1,312,612	5/11/63	(500 bp) — Monthly	1,187,896
	CMBX NA BB.7 Index	(825,395)	5,018,000	658,863	1/17/47	(500 bp) — Monthly	(171,410)
	CMBX NA BB.7 Index	(173,028)	938,000	123,159	1/17/47	(500 bp) — Monthly	(50,781)
	CMBX NA BB.9 Index	(226,349)	1,418,000	223,902	9/17/58	(500 bp) — Monthly	(3,825)

	Goldman Sachs International
	CMBX NA BB.6 Index	(392,011)	3,832,000	751,072	5/11/63	(500 bp) — Monthly	355,336
	CMBX NA BB.7 Index	(241,670)	1,597,000	209,686	1/17/47	(500 bp) — Monthly	(33,537)
	CMBX NA BB.6 Index	(44,124)	302,000	59,192	5/11/63	(500 bp) — Monthly	14,774
	CMBX NA BB.7 Index	(691,993)	3,408,000	447,470	1/17/47	(500 bp) — Monthly	(247,836)
	CMBX NA BB.7 Index	(204,744)	1,211,000	159,004	1/17/47	(500 bp) — Monthly	(46,917)
	CMBX NA BB.7 Index	(194,318)	1,186,000	155,722	1/17/47	(500 bp) — Monthly	(39,750)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(112,593)	705,000	92,567	1/17/47	(500 bp) — Monthly	(20,712)
	CMBX NA A.7 Index	(61,347)	2,910,000	5,820	1/17/47	(200 bp) — Monthly	(56,659)
	CMBX NA BB.6 Index	(279,973)	1,931,000	378,476	5/11/63	(500 bp) — Monthly	96,626
	CMBX NA BB.6 Index	(146,989)	1,022,000	200,312	5/11/63	(500 bp) — Monthly	52,329
	CMBX NA BB.6 Index	(111,356)	792,000	155,232	5/11/63	(500 bp) — Monthly	43,106
	CMBX NA BB.6 Index	(70,996)	534,000	104,664	5/11/63	(500 bp) — Monthly	33,149
	CMBX NA BB.7 Index	(914,337)	5,341,000	701,273	1/17/47	(500 bp) — Monthly	(218,256)
	CMBX NA BB.7 Index	(228,669)	1,408,000	184,870	1/17/47	(500 bp) — Monthly	(45,167)
	CMBX NA BB.7 Index	(126,168)	806,000	105,828	1/17/47	(500 bp) — Monthly	(21,123)
	CMBX NA BB.7 Index	(139,307)	774,000	101,626	1/17/47	(500 bp) — Monthly	(38,434)
	CMBX NA BB.7 Index	(99,731)	635,000	83,376	1/17/47	(500 bp) — Monthly	(16,973)
	CMBX NA BB.7 Index	(10,923)	55,000	7,222	1/17/47	(500 bp) — Monthly	(3,755)
	CMBX NA BB.7 Index	(7,670)	39,000	5,121	1/17/47	(500 bp) — Monthly	(2,587)
	CMBX NA BBB-.7 Index	(53,931)	733,000	48,085	1/17/47	(300 bp) — Monthly	(6,274)
	CMBX NA BBB-.7 Index	(53,931)	733,000	48,085	1/17/47	(300 bp) — Monthly	(6,274)
	CMBX NA BBB-.7 Index	(36,867)	408,000	26,765	1/17/47	(300 bp) — Monthly	(10,340)

	Merrill Lynch International
	CMBX NA BB.7 Index	(251,200)	1,448,000	190,122	1/17/47	(500 bp) — Monthly	(62,485)
	CMBX NA BB.9 Index	(71,032)	461,000	72,792	9/17/58	(500 bp) — Monthly	1,311
	CMBX NA BB.9 Index	(71,673)	461,000	72,792	9/17/58	(500 bp) — Monthly	671
	CMBX NA BBB-.7 Index	(69,410)	847,000	55,563	1/17/47	(300 bp) — Monthly	(14,341)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,663)	1,459,000	95,710	1/17/47	(300 bp) — Monthly	(53,793)

	Upfront premium received	—			Unrealized appreciation		1,790,046

	Upfront premium (paid)	(6,563,904)			Unrealized (depreciation)		(1,177,063)

	Total	$(6,563,904)				Total	$612,983

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$7,706,747	$111,650,000	$7,876,461	6/20/23	(500 bp) — Quarterly	$(821,006)

	Total	$7,706,747					$(821,006)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,524,489,206.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$20,657,092	$586,927,078	$380,340,114	$2,439,458	$227,244,056

	Total Short-term investments	$20,657,092	$586,927,078	$380,340,114	$2,439,458	$227,244,056
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,306,357.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,983,421.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $18,405,578.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $484,273,516 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,463,812 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,983,421 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$30,039,000	$—
Corporate bonds and notes	—	356,813,731	—
Mortgage-backed securities	—	641,487,028	—
Municipal bonds and notes	—	2,993,696	—
Purchased options outstanding	—	390,300	—
Purchased swap options outstanding	—	30,034,064	—
U.S. government and agency mortgage obligations	—	940,091,162	—
Short-term investments	228,539,056	47,093,289	—

Totals by level	$228,539,056	$2,048,942,270	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$662,886	$—	$—
Written options outstanding	—	(409,040)	—
Written swap options outstanding	—	(31,424,257)	—
Forward premium swap option contracts	—	2,365,140	—
TBA sale commitments	—	(315,129,735)	—
Interest rate swap contracts	—	3,734,575	—
Total return swap contracts	—	(304,475)	—
Credit default contracts	—	(14,848,011)	—

Totals by level	$662,886	$(356,015,803)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,176,887	$22,024,898
Interest rate contracts	61,916,854	56,867,661

Total	$69,093,741	$78,892,559

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$452,800,000
Purchased swap option contracts (contract amount)		$10,551,400,000
Written TBA commitment option contracts (contract amount)		$853,600,000
Written swap option contracts (contract amount)		$9,420,300,000
Futures contracts (number of contracts)		3,000
Centrally cleared interest rate swap contracts (notional)		$5,133,900,000
OTC total return swap contracts (notional)		$166,400,000
Centrally cleared total return swap contracts (notional)		$40,400,000
OTC credit default contracts (notional)		$329,800,000
Centrally cleared credit default contracts (notional)		$106,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018